General and Administrative Expenses (Tables)	12 Months Ended
Oct. 31, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2024	2023	2022

Professional fees	$1,998,625	$2,210,795	$1,093,871
Investor relations	440,041	1,565,970	473,106
Share-based compensation (Notes 6, 10 and 11)	1,119,041	243,717	946,324
Consulting fees (Note 6)	131,769	96,421	192,448
Insurance	329,278	364,059	149,537
Transfer agent and regulatory fees	190,397	171,439	86,605
Depreciation of ROU asset	39,023	35,381	60,665
Salaries and benefits (Note 6)	57,340	37,838	92,296
Office and miscellaneous	55,538	31,670	68,016
Depreciation of property and equipment	1,065	1,915	7,572
Total general and administrative	$4,362,117	$4,759,205	$3,170,440